Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2018
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	May 30, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Jun. 01, 2018
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares | Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares
Risk/Return:
Trading Symbol	EVLMC